Segment Information	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Segment Information [Abstract]
Segment Information

(16) Segment Information

The segment information is presented on a basis that is consistent with the Company’s internal management reporting. The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM manages the Company and reports financial results based on two reportable segments which are the same as The Company’s operating segments. The CODM evaluates the performance of these reportable segments and allocates resources to make operating decisions based on certain financial information, including segmented internal income/(loss) prepared on a basis consistent with U.S. GAAP. The measurement criteria is based on their operating revenue and operating income (loss) and excluding any corporate costs which are not allocatable to the operating segments. The CODM’s measurement criteria does not include segment assets. During the periods presented, the Company reported its financial performance through the following two reportable segments; Residential Solar Installation and New Homes Business.

Residential Solar Installation. This segment performs solar system, storage and battery installations for residential homeowners.

New Homes Business. This segment is new in the thirteen week period ended March 30, 2025, as a result of the SunPower Acquisition which occurred in the fourth quarter of fiscal 2024. The Company developed a method to allocate direct expenses for the respective reportable segments. This segment performs solar system installations for new home builders.

	Thirteen Weeks Ended March 30, 2025
(in thousands)	Residential Solar Installation	New Homes Business	Total
Operating revenues	$38,122	$44,618	$82,740

Less:
Cost of revenues	16,548	26,051	42,599
Sales commissions	6,667	1,017	7,684
Sales and marketing	6,825	-	6,825
General and administrative (1)	18,098	6,492	24,590
Operating income (loss)	(10,016)	11,058	1,042

Reconciliation of segment income before income taxes:
Unallocated amounts:
General corporate expense	-	-	-
Interest expense	-	-	(7,494)
Interest income	-	-	3
Other income (expense), net	-	-	14,576
Income before income taxes	$(10,016)	$11,058	$8,127

(1)	For the thirteen weeks ended March 30, 2025, depreciation and amortization expense was $1.4 million and $0.2 million for the Residential Solar Installation and New Homes Business reportable segments, respectively.

	Thirteen Weeks Ended March 31, 2024
(in thousands)	Residential Solar Installation	New Homes Business	Total
Operating revenues	$10,040	$-	$10,040
	-		-
Less:
Cost of revenues	7,757	-	7,757
Sales commissions	3,116	-	3,116
Sales and marketing	1,618	-	1,618
General and administrative (1)	5,093	-	5,093
Operating income (loss)	(7,544)	-	(7,544)

Reconciliation of segment loss before income taxes:
Unallocated amounts:
General corporate expense	-	-	-
Interest expense	-	-	(3,568)
Interest income	-	-	6
Other income (expense), net	-	-	1,519
Gain on troubled debt restructuring	-	-	-
Loss before income taxes	$-	$-	$(9,587)

(1)	For the thirteen weeks ended March 31, 2024, depreciation and amortization expense was $0.4 million for the Residential Solar Installation reportable segment.

Assets by segment are as follows (in thousands):

	As of
	March 30,	December 29,
	2025	2024
Residential Solar Installation	$67,126	$66,145
New Homes Business	80,685	78,321
Total assets	$147,811	$144,466

(22) Segment Information

The segment information is presented on a basis that is consistent with the Company’s internal management reporting. The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM manages the Company and report financial results based on two reportable segments which are the same as our operating segments. CODM evaluates the performance of these reportable segments and allocates resources to make operating decisions based on certain financial information, including segmented internal income/(loss) from continuing operations prepared on a basis consistent with U.S. GAAP. The measurement criteria is based on their operating revenue and operating income (loss) and excluding any corporate costs which are not allocatable to the operating segments. The CODM’s measurement criteria does not include segment assets. During the periods presented, the Company reported its financial performance through the following two reportable segments; Residential Solar Installation and New Homes Business.

Residential Solar Installation. This segment performs solar system, storage and battery installations for residential homeowners.

New Homes Business. This segment is new in fiscal year 2024 as a result of the SunPower Acquisition which occurred in the fourth quarter of fiscal 2024. The Company developed a method to allocate direct expenses for the respective reportable segments. This segment performs solar system installations for new home builders.

	Fiscal Year Ended December 29, 2024
(in thousands)	Residential Solar Installation	New Homes Business	Total
Operating revenues	$67,460	$41,282	$108,742

Less:
Cost of revenues	45,266	23,974	69,240
Sales commissions	23,388	1,202	24,590
Sales and marketing	6,827	-	6,827
General and administrative (1)	9,805	3,232	13,037
Operating income (loss)	(17,826)	12,874	(4,952)

Reconciliation of segment loss from continuing operations before income taxes:
Unallocated amounts:
General corporate expense	-	-	(63,557)
Interest expense	-	-	(16,223)
Interest income	-	-	19
Other income (expense), net	-	-	7,932
Gain on troubled debt restructuring	-	-	22,337
Loss from continuing operations before taxes	$-	$-	$(54,444)

(1)	For the year ended December 29, 2024, depreciation and amortization expense was $2.6 million and $0.1 million for the Residential Solar Installation and New Homes Business reportable segments, respectively.
	Fiscal Year Ended December 31, 2023
(in thousands)	Residential Solar Installation	New Homes Business	Total
Operating revenues	$87,616	$-	$87,616

Less:
Cost of revenues	69,828	-	69,828
Sales commissions	31,127	-	31,127
Sales and marketing	6,920	-	6,920
General and administrative (1)	32,099	-	32,099
Operating income (loss)	(52,358)	-	(52,358)

Reconciliation of segment loss from continuing operations before income taxes:
Unallocated amounts:
General corporate expense	-	-	-
Interest expense	-	-	(14,033)
Interest income	-	-	36
Other income (expense), net	-	-	(29,862)
Gain on troubled debt restructuring	-	-	-
Loss from continuing operations before taxes	$-	$-	$(96,217)

(1)	For the year ended December 31, 2023, depreciation and amortization expense was $0.9 million for the Residential Solar Installation reportable segment.

Assets by segment are as follows (in thousands):

	As of
	December 29,	December 31,
	2024	2023
Residential Solar Installation	$66,145	$47,322
New Homes Business	78,321	-
Total assets	$144,466	$47,322